Summary of Significant Accounting Policies - Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	1 Months Ended	3 Months Ended			9 Months Ended				12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2020		Dec. 31, 2019
Numerator—earnings allocable to redeemable Class A Ordinary Shares interest income
Allocation of net income (loss)					$ (8,058,000)		$ (1,105,000)		$ (7,963,000)		$ (4,771,000)
Denominator -weighted average shares
Weighted average shares outstanding basic (in shares)					7,723,592		4,858,808		5,227,816		2,352,664
Weighted average shares outstanding diluted (in shares)					7,723,592		4,858,808		5,227,816		2,352,664
Basic net income (loss) per share (in dollars per share)					$ (2.63)	[1]	$ (1.09)	[1]	$ (2.68)	[2]	$ (3.14)	[2]
Diluted net income (loss) per share (in dollars per share)					$ (2.63)	[1]	$ (1.09)	[1]	$ (2.68)	[2]	$ (3.14)	[2]
Class B Ordinary Shares Numerator—net income (loss) minus redeemable net earnings
Net income (loss)					$ (8,058,000)		$ (1,105,000)		$ (7,963,000)		$ (4,771,000)
ALTIMAR ACQUISITION CORP. II [Member]
Numerator—earnings allocable to redeemable Class A Ordinary Shares interest income
Allocation of net income (loss)	$ (5,000)	$ 2,602,517	$ 13,878,688	$ (15,725,653)	755,552
Class B Ordinary Shares Numerator—net income (loss) minus redeemable net earnings
Net income (loss)	$ (5,000)	2,602,517	$ 13,878,688	$ (15,725,653)	755,552
Redeemable Common Class A | ALTIMAR ACQUISITION CORP. II [Member]
Numerator—earnings allocable to redeemable Class A Ordinary Shares interest income
Allocation of net income (loss)		$ 2,082,014			$ 587,479
Denominator -weighted average shares
Weighted average shares outstanding basic (in shares)		34,500,000			29,571,429
Weighted average shares outstanding diluted (in shares)		34,500,000			29,571,429
Basic net income (loss) per share (in dollars per share)		$ 0.06			$ 0.02
Diluted net income (loss) per share (in dollars per share)		$ 0.06			$ 0.02
Class B Ordinary Shares Numerator—net income (loss) minus redeemable net earnings
Net income (loss)		$ 2,082,014			$ 587,479
Non Redeemable Common Class B | ALTIMAR ACQUISITION CORP. II [Member]
Numerator—earnings allocable to redeemable Class A Ordinary Shares interest income
Allocation of net income (loss)		$ 520,503			$ 168,073
Denominator -weighted average shares
Weighted average shares outstanding basic (in shares)		8,625,000			8,460,165
Weighted average shares outstanding diluted (in shares)		8,625,000			8,460,165
Basic net income (loss) per share (in dollars per share)		$ 0.06			$ 0.02
Diluted net income (loss) per share (in dollars per share)		$ 0.06			$ 0.02
Class B Ordinary Shares Numerator—net income (loss) minus redeemable net earnings
Net income (loss)		$ 520,503			$ 168,073

[1]	Basic and diluted net loss per unit amounts are the same for both Class A and Class B common units, see Note 10.
[2]	Basic and diluted net loss per unit amounts are the same for each class of common units, see Note 14.